INVESTMENTS - NARRATIVE (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) loan security	Dec. 31, 2018 USD ($) loan security	Dec. 31, 2017 USD ($)
Investments, Debt and Equity Securities [Abstract]
Proceeds from sale of investments	$ 56.4	$ 264.7	$ 300.4
Realized gains	0.6	0.7	9.7
Realized losses	$ 1.3	$ 8.2	6.8
Number of loss positions | security	21	235
OTTI on securities	$ 0.0	$ 2.1
Carrying values of investments held for production of income that are non-income producing	0.0	0.3
Securities deposited with government or state agencies	$ 7.4	$ 3.9
Number of mortgage loans | loan	2	2
Mortgage loans	$ 17.0	$ 17.0
Debt Securities, Available-for-sale [Line Items]
Fixed maturity investments	1,353.2
Estimated Fair Value	1,353.2	1,069.7
Other restricted assets	7.4	3.9
FHLB common stock investment	0.2	2.0
Loan backed securities
Debt Securities, Available-for-sale [Line Items]
Fixed maturity investments	7.9	14.5
Estimated Fair Value	8.3	14.5
Non-investment grade
Debt Securities, Available-for-sale [Line Items]
Fixed maturity investments	$ 5.5
Percentage of investments	0.40%
General Account
Debt Securities, Available-for-sale [Line Items]
Collateral assets, carrying value and fair value	$ 14.7
Collateral assets, percentage	0.80%
Collateral, obligation to return collateral asset	$ 14.7
Collateral, obligation to return collateral asset, percentage	1.00%
Net Admitted General Account
Debt Securities, Available-for-sale [Line Items]
Collateral assets, carrying value and fair value	$ 14.7
Collateral assets, percentage	0.80%
Separate Account- Guaranteed and Nonguaranteed
Debt Securities, Available-for-sale [Line Items]
Prepayment penalty and acceleration fees	$ 0.1	$ 0.0	$ 0.0